Long-Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Debt Instrument [Line Items]
Line of credit	$ 76,700,000
Remaining borrowing availability	54,200,000
Long term advances	0	$ 0
Proceeds from Private placement, outstanding balance	$ 9,534,000	$ 9,547,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Fixed rate junior subordinated debt securities per security				$ 1,000
Minimum investment required under private placement				$ 50,000
Debt securities final maturity date	Mar. 31, 2024
Proceeds from Private placement, outstanding balance			$ 9,500,000
Debt instrument earliest redemption date	Mar. 31, 2019
Interest rate of private placement	5.75%
Final maturity drops period	5 years
Percentage of proceeds from sale of securities imposed as reduction	20.00%
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long term advances	$ 22,500,000